Cover	Jun. 02, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Pursuant to Instruction 2 to Item 5.02 of Form 8-K, Hillenbrand, Inc. (the “Company”) is filing this amendment to its Current Report on Form 8-K filed on June 2, 2021 (the “Original Report”) to provide the information set forth herein (which was not determined or available at the time of the Original Report) regarding the appointment of Kimberly K. Ryan as the Company’s President and CEO, and as a member of the Company’s Board of Directors (“Board”), which the Board has determined shall be effective December 30, 2021.
Document Period End Date	Jun. 02, 2021
Entity File Number	1-33794
Entity Registrant Name	HILLENBRAND, INC.
Entity Central Index Key	0001417398
Entity Tax Identification Number	26-1342272
Entity Incorporation, State or Country Code	IN
Entity Address, Address Line One	One Batesville Boulevard
Entity Address, City or Town	Batesville
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	47006
City Area Code	812
Local Phone Number	934-7500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, without par value
Trading Symbol	HI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false